Class N Shares [Member] Average Annual Total Returns - Class N Shares [Member] - American Cancer Society Support - Class T For Participants - Return Before Taxes			12 Months Ended	60 Months Ended	120 Months Ended	347 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		4.54%	1.50%	0.90%	2.06%
Performance Inception Date	[1]					Feb. 14, 1995

[1]
American Cancer Society Support – Class T Shares of the Fund are not offered in the Prospectus. Ordinarily, American Cancer Society Support – Class N Shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns may likely differ to the extent that the classes do not have the same expenses. American Cancer Society Support – Class N Shares are new and have not completed a full calendar year of operations as of December 31, 2023 and therefore American Cancer Society Support – Class N Shares does not have annualized return information to report. Return information for the Fund’s American Cancer Society Support – Class N Shares will be shown in future prospectuses offering the Fund’s American Cancer Society Support – Class N Shares after the Fund’s American Cancer Society Support – Class N Shares have a full calendar year of return information to report.